Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		4 Months Ended		7 Months Ended		10 Months Ended		13 Months Ended		16 Months Ended		19 Months Ended		22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended	46 Months Ended	49 Months Ended
	Dec. 06, 2023	May 23, 2021	Dec. 31, 2023	Jun. 30, 2021	Mar. 31, 2024	Sep. 30, 2021	Jun. 30, 2024	Dec. 31, 2021	Sep. 30, 2024	Mar. 31, 2022	Dec. 31, 2024	Jun. 30, 2022	Mar. 31, 2025	Sep. 30, 2022	Jun. 30, 2025	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025
DGI Balanced Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name															DGI Balanced Fund - Class A
Accumulated Value	$ 9,649		$ 10,046		$ 10,378		$ 10,434		$ 11,033		$ 10,784		$ 10,700		$ 11,326
DGI Balanced Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name															DGI Balanced Fund - Class C
Accumulated Value	10,000		10,411		10,727		10,774		11,367		11,092		10,986		$ 11,603
DGI Balanced Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name															DGI Balanced Fund - Class I
Accumulated Value	10,000		10,421		10,765		10,832		11,463		11,210		11,142		$ 11,781
DGI Balanced Fund | Class NT
Account Value [Line Items]
Line Graph and Table Measure Name																										DGI Balanced Fund - Class NT
Accumulated Value		$ 10,000		$ 10,043		$ 10,035		$ 10,178		$ 9,708		$ 8,994		$ 8,524		$ 8,751	$ 8,910	$ 9,113	$ 8,883	$ 9,773	$ 10,096	$ 10,159	$ 10,741	$ 10,513	$ 10,440	$ 11,049
DGI Balanced Fund | Class P
Account Value [Line Items]
Line Graph and Table Measure Name																										DGI Balanced Fund - Class P
Accumulated Value		10,000		10,043		10,026		10,178		9,708		8,994		8,524		8,751	8,910	9,113	8,883	9,773	10,096	10,159	10,741	10,513	10,440	$ 11,049
DGI Balanced Fund | Class T
Account Value [Line Items]
Line Graph and Table Measure Name																										DGI Balanced Fund - Class T
Accumulated Value		10,000		10,043		10,026		10,178		9,708		8,994		8,524		8,751	8,910	9,113	8,883	9,773	10,096	10,159	10,741	10,513	10,440	$ 11,049
DGI Balanced Fund | Class A | DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name															DGI Blend-50% S&P/50% BB Agg Bond
Accumulated Value	10,000		10,362		10,860		11,096		11,711		11,672		11,585		$ 12,285
DGI Balanced Fund | Class C | DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name															DGI Blend-50% S&P/50% BB Agg Bond
Accumulated Value	10,000		10,362		10,860		11,096		11,711		11,672		11,585		$ 12,285
DGI Balanced Fund | Class I | DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name															DGI Blend-50% S&P/50% BB Agg Bond
Accumulated Value	10,000		10,362		10,860		11,096		11,711		11,672		11,585		$ 12,285
DGI Balanced Fund | Class NT | DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name																										DGI Blend-50% S&P/50% BB Agg Bond
Accumulated Value		10,000		10,230		10,266		10,827		10,264		9,187		8,752		9,175	9,654	10,030	9,706	10,604	11,114	11,356	11,985	11,945	11,857	$ 12,573
DGI Balanced Fund | Class P | DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name																										DGI Blend-50% S&P/50% BB Agg Bond
Accumulated Value		10,000		10,230		10,266		10,827		10,264		9,187		8,752		9,175	9,654	10,030	9,706	10,604	11,114	11,356	11,985	11,945	11,857	$ 12,573
DGI Balanced Fund | Class T | DGI Blend-50% S&P/50% BB Agg Bond
Account Value [Line Items]
Line Graph and Table Measure Name																										DGI Blend-50% S&P/50% BB Agg Bond
Accumulated Value		10,000		10,230		10,266		10,827		10,264		9,187		8,752		9,175	9,654	10,030	9,706	10,604	11,114	11,356	11,985	11,945	11,857	$ 12,573
DGI Balanced Fund | Class A | Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,228		10,149		10,156		10,683		10,356		10,644		$ 10,773
DGI Balanced Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500 Index
Accumulated Value	10,000		10,495		11,603		12,100		12,812		13,121		12,560		$ 13,935
DGI Balanced Fund | Class C | Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,228		10,149		10,156		10,683		10,356		10,644		$ 10,773
DGI Balanced Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500 Index
Accumulated Value	10,000		10,495		11,603		12,100		12,812		13,121		12,560		$ 13,935
DGI Balanced Fund | Class I | Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,228		10,149		10,156		10,683		10,356		10,644		$ 10,773
DGI Balanced Fund | Class I | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500 Index
Accumulated Value	$ 10,000		$ 10,495		$ 11,603		$ 12,100		$ 12,812		$ 13,121		$ 12,560		$ 13,935
DGI Balanced Fund | Class NT | Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,105		10,110		10,112		9,512		9,065		8,634		8,796	9,057	8,980	8,690	9,282	9,210	9,216	9,695	9,398	9,660	$ 9,776
DGI Balanced Fund | Class NT | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 500 Index
Accumulated Value		10,000		10,356		10,416		11,565		11,033		9,256		8,804		9,470	10,180	11,070	10,708	11,960	13,222	13,789	14,600	14,952	14,313	$ 15,879
DGI Balanced Fund | Class P | Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,105		10,110		10,112		9,512		9,065		8,634		8,796	9,057	8,980	8,690	9,282	9,210	9,216	9,695	9,398	9,660	$ 9,776
DGI Balanced Fund | Class P | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 500 Index
Accumulated Value		10,000		10,356		10,416		11,565		11,033		9,256		8,804		9,470	10,180	11,070	10,708	11,960	13,222	13,789	14,600	14,952	14,313	$ 15,879
DGI Balanced Fund | Class T | Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,105		10,110		10,112		9,512		9,065		8,634		8,796	9,057	8,980	8,690	9,282	9,210	9,216	9,695	9,398	9,660	$ 9,776
DGI Balanced Fund | Class T | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 500 Index
Accumulated Value		$ 10,000		$ 10,356		$ 10,416		$ 11,565		$ 11,033		$ 9,256		$ 8,804		$ 9,470	$ 10,180	$ 11,070	$ 10,708	$ 11,960	$ 13,222	$ 13,789	$ 14,600	$ 14,952	$ 14,313	$ 15,879